Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,004,934,916.84
Total Fee Amount	276,881.51
Total Offset Amount	0.00
Net Fee	$ 276,881.51
Offering Table N/A
Offset Table N/A	N/A